Borrowings (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Term Loan B facility	$ 411,292	$ 433,389
Credit facilities	194,569	153,349
Total borrowings	605,861	586,738
Less: Long-term unamortized discount	(2,464)	(3,459)
Less: Current portion of long-term debt, net	(23,336)	(16,435)
Less: Deferred financing costs, net	(5,319)	(7,305)
Long-term debt, net	574,742	559,539
Term Loan B including addition
Debt Instrument [Line Items]
Term Loan B facility	411,292	$ 433,389
Less: Long-term unamortized discount	$ (2,464)